DISTRIBUTION OF PROFITS	9 Months Ended
Sep. 30, 2023
Text Block [Abstract]
DISTRIBUTION OF PROFITS
13.	DISTRIBUTION OF PROFITS
During the nine months ended September 30, 2023 and 2022, Studio City International did not declare or pay any cash dividends on the ordinary shares. No dividends have been proposed since the end of the reporting period.